DISCONTINUED OPERATIONS (Tables)	9 Months Ended
Sep. 30, 2013
DISCONTINUED OPERATIONS [Abstract]
Schedule of Components of Assets and Liabilities for Discontinued Operations

The  following   summarizes  the  components  of  these  assets  and

liabilities at December 31, 2012:

                    Assets

 Current Assets

Disposal group held for sale:

   Accounts receivable                               $             8,550

   Oil and gas properties, net                                 1,472,521

                                                     --------------------

            Total current assets of

            discontinued operations                  $         1,481,071

                                                     ====================

                  Liabilities

 Current Liabilities

         Disposal group held for sale:

   Accounts payable                                  $             7,745

                                                     --------------------

         Total current liabilities of

            discontinued operations                  $             7,745

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